Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Financials – 25.5%
Banks – 18.3%
Banco Bilbao Vizcaya Argentaria SA	9,993,850	$153,888,046
Barclays PLC	56,100,310	259,226,389
BNP Paribas SA	1,137,000	101,990,835
China Merchants Bank Co., Ltd. - Class H	18,484,500	129,668,054
Erste Group Bank AG	2,415,369	205,608,993
Hana Financial Group, Inc.	504,370	32,127,351
Industrial & Commercial Bank of China Ltd. - Class H	174,114,000	138,256,224
KB Financial Group, Inc.	1,779,460	146,229,395
Resona Holdings, Inc.	4,616,300	42,635,286
Societe Generale SA	2,274,230	130,095,511
Standard Chartered PLC	8,294,880	137,268,071
Sumitomo Mitsui Financial Group, Inc.	1,563,300	39,365,385
UniCredit SpA	1,683,770	112,952,947

		1,629,312,487

Capital Markets – 2.7%
3i Group PLC	3,445,440	194,984,990
Singapore Exchange Ltd.	4,094,700	47,945,742

		242,930,732

Consumer Finance – 0.5%
Muthoot Finance Ltd.	1,630,616	49,991,780

Insurance – 4.0%
NN Group NV	2,217,240	147,533,219
Prudential PLC	16,553,450	207,186,950

		354,720,169

		2,276,955,168

Industrials – 21.0%
Aerospace & Defense – 5.0%
BAE Systems PLC	9,248,380	240,021,903
LIG Nex1 Co., Ltd.	192,000	76,730,959
Saab AB - Class B	2,410,500	134,778,897

		451,531,759

Construction & Engineering – 2.9%
Stantec, Inc.	1,629,630	177,317,626
WSP Global, Inc.	392,180	79,996,944

		257,314,570

Electrical Equipment – 4.3%
Prysmian SpA	2,981,450	211,084,259
Schneider Electric SE	638,780	171,502,809

		382,587,068

Industrial Conglomerates – 1.1%
Hitachi Ltd.	3,284,400	95,458,887

Machinery – 3.3%
Kawasaki Heavy Industries Ltd.	1,694,000	128,062,300
Mitsubishi Heavy Industries Ltd.	6,814,000	170,516,113

		298,578,413

Company	Shares	U.S. $ Value

Passenger Airlines – 1.8%
Latam Airlines Group SA	4,903,411,470	$99,265,628
Turk Hava Yollari AO	8,392,860	59,792,575

		159,058,203

Professional Services – 2.6%
Computershare Ltd.	4,602,430	120,740,509
RELX PLC	2,032,540	110,158,926

		230,899,435

		1,875,428,335

Information Technology – 10.8%
Electronic Equipment, Instruments & Components – 0.6%
Largan Precision Co., Ltd.	639,000	52,187,366

IT Services – 1.1%
Elm Co.	145,050	38,729,602
Wix.com Ltd.(a)	373,680	59,213,333

		97,942,935

Semiconductors & Semiconductor Equipment – 5.1%
SK Hynix, Inc.	645,840	139,166,602
Taiwan Semiconductor Manufacturing Co., Ltd.	8,668,000	316,983,099

		456,149,701

Software – 2.2%
Constellation Software, Inc./Canada	11,410	41,837,644
SAP SE	499,840	152,840,876

		194,678,520

Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co., Ltd.	3,691,390	163,239,186

		964,197,708

Communication Services – 8.7%
Diversified Telecommunication Services – 0.7%
Deutsche Telekom AG (REG)	1,741,400	63,741,506

Entertainment – 4.0%
Capcom Co., Ltd.	2,594,400	88,602,601
International Games System Co., Ltd.	1,552,000	45,560,121
Konami Group Corp.	519,600	82,149,627
NetEase, Inc. - Class H	5,120,300	137,988,810

		354,301,159

Interactive Media & Services – 1.8%
Tencent Holdings Ltd. - Class H	2,576,100	165,992,568

Wireless Telecommunication Services – 2.2%
SK Telecom Co., Ltd.	2,234,730	94,022,989

Company	Shares	U.S. $ Value

TIM SA/Brazil	24,653,400	$100,054,752

		194,077,741

		778,112,974

Consumer Discretionary – 8.7%
Automobile Components – 0.4%
Toyo Tire Corp.	1,652,300	34,997,300

Automobiles – 1.3%
Honda Motor Co., Ltd.	11,910,000	114,846,293

Hotels, Restaurants & Leisure – 1.3%
Amadeus IT Group SA	281,190	23,755,796
Booking Holdings, Inc.	9,150	52,971,546
Yum China Holdings, Inc. - Class H	971,300	43,615,877

		120,343,219

Household Durables – 1.1%
Sony Group Corp.	3,919,300	101,902,997

Specialty Retail – 3.0%
Industria de Diseno Textil SA	3,415,030	178,151,051
Pop Mart International Group Ltd. - Class H(b)	2,554,800	87,039,864

		265,190,915

Textiles, Apparel & Luxury Goods – 1.6%
Asics Corp.	3,602,200	91,857,413
Li Ning Co., Ltd. - Class H	22,327,000	48,386,271

		140,243,684

		777,524,408

Health Care – 7.2%
Health Care Equipment & Supplies – 1.3%
ResMed, Inc.	4,382,900	113,103,697

Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA	3,114,519	156,731,301

Pharmaceuticals – 4.2%
Novo Nordisk A/S - Class B	2,047,530	141,881,561
Roche Holding AG	546,330	178,332,852
Sanofi SA	557,030	53,928,167

		374,142,580

		643,977,578

Utilities – 4.5%
Electric Utilities – 2.5%
Enel SpA	23,598,950	223,970,751

Gas Utilities – 2.0%
GAIL India Ltd.	18,684,938	41,564,317
Snam SpA	21,747,658	131,653,576

		173,217,893

		397,188,644

Company	Shares	U.S. $ Value

Consumer Staples – 4.2%
Beverages – 1.0%
Budweiser Brewing Co. APAC Ltd. - Class H(b)	36,303,300	$36,044,953
Eastroc Beverage Group Co., Ltd. - Class A	1,149,119	50,371,771

		86,416,724

Consumer Staples Distribution & Retail – 3.2%
Dino Polska SA(a) (b)	610,120	89,158,370
Loblaw Cos. Ltd.	663,140	109,691,415
Tesco PLC	16,140,780	88,992,523

		287,842,308

		374,259,032

Energy – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
ENEOS Holdings, Inc.	11,491,600	56,961,926
Petroleo Brasileiro SA - Petrobras (Preference Shares)	11,224,900	64,831,746
Repsol SA	6,436,130	94,137,419
Shell PLC	4,221,420	147,283,304

		363,214,395

Real Estate – 2.2%
Real Estate Management & Development – 2.2%
Emaar Properties PJSC	32,649,780	121,118,869
Mitsui Fudosan Co., Ltd.	8,033,700	77,774,893

		198,893,762

Materials – 1.3%
Chemicals – 0.4%
Yunnan Yuntianhua Co., Ltd. - Class A	12,106,800	37,131,151

Construction Materials – 0.9%
CRH PLC	851,200	78,140,160

		115,271,311

Total Common Stocks (cost $6,278,594,814)		8,765,023,315

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $137,034,133)	137,034,133	137,034,133

Total Investments – 99.8% (cost $6,415,628,947)(f)		8,902,057,448
Other assets less liabilities – 0.2%		20,511,983

Net Assets – 100.0%		$8,922,569,431

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	27,392	EUR	24,095	07/09/2025	$1,004,223
Bank of America NA	CLP	34,742,190	USD	37,123	07/15/2025	(169,379)
Bank of America NA	KRW	89,022,691	USD	62,877	07/17/2025	(2,973,943)
Bank of America NA	USD	1,856	SGD	2,373	07/17/2025	12,405
Bank of America NA	USD	66,236	TWD	1,962,666	08/22/2025	2,028,910
Barclays Capital, Inc.	EUR	70,687	USD	80,149	07/09/2025	(3,154,746)
Barclays Capital, Inc.	USD	5,065	CHF	4,148	07/09/2025	167,592
Barclays Capital, Inc.	USD	89,860	EUR	77,594	07/09/2025	1,584,129
Barclays Capital, Inc.	GBP	310,347	USD	412,907	07/16/2025	(13,116,675)
Barclays Capital, Inc.	KRW	30,124,613	USD	21,370	07/17/2025	(913,180)
Barclays Capital, Inc.	SGD	107,077	USD	83,213	07/17/2025	(1,092,618)
Barclays Capital, Inc.	USD	21,799	SGD	28,213	07/17/2025	414,217
Barclays Capital, Inc.	USD	59,847	ZAR	1,074,986	08/07/2025	712,916
Barclays Capital, Inc.	ILS	70,224	USD	20,098	08/14/2025	(757,747)
Barclays Capital, Inc.	USD	361,337	INR	31,090,003	08/14/2025	715,849
Barclays Capital, Inc.	USD	16,766	NZD	27,640	08/21/2025	110,055
BNP Paribas SA	EUR	377,461	USD	430,797	07/09/2025	(14,037,649)
BNP Paribas SA	USD	22,788	AUD	35,222	08/21/2025	416,296
BNP Paribas SA	USD	52,311	MXN	1,001,381	08/22/2025	771,594
Citibank NA	USD	24,770	EUR	21,683	07/09/2025	783,724
Citibank NA	GBP	25,896	USD	35,100	07/16/2025	(448,385)
Citibank NA	KRW	33,566,171	USD	24,549	07/17/2025	(280,144)
Citibank NA	USD	35,103	IDR	592,290,276	07/24/2025	1,463,928
Citibank NA	USD	14,872	PHP	844,712	07/29/2025	119,151
Citibank NA	CNH	1,144,729	USD	159,417	08/07/2025	(936,999)
Citibank NA	USD	2,001	CNH	14,310	08/07/2025	3,888
Citibank NA	CAD	2,094	USD	1,531	08/28/2025	(11,501)
Citibank NA	USD	279,237	CAD	377,612	08/28/2025	(1,142,592)
Citibank NA	USD	39,352	SEK	370,900	09/04/2025	15,360
Deutsche Bank AG	EUR	80,133	USD	92,085	07/09/2025	(2,351,528)
Deutsche Bank AG	USD	83,197	EUR	72,404	07/09/2025	2,130,370
Deutsche Bank AG	CLP	35,294,523	USD	37,700	07/15/2025	(185,010)
Deutsche Bank AG	GBP	22,882	USD	31,016	07/16/2025	(395,012)
Deutsche Bank AG	USD	22,372	GBP	16,576	07/16/2025	381,960
Deutsche Bank AG	USD	18,469	JPY	2,654,932	08/27/2025	82,935
Deutsche Bank AG	USD	21,881	CAD	29,552	08/28/2025	(117,289)
Goldman Sachs Bank USA	USD	36,253	EUR	31,023	07/09/2025	307,086
Goldman Sachs Bank USA	KRW	81,095,421	USD	59,966	07/17/2025	(21,155)
Goldman Sachs Bank USA	USD	30,444	MYR	128,127	09/17/2025	44,190
HSBC Bank USA	USD	65,051	CHF	53,206	07/09/2025	2,064,197
HSBC Bank USA	GBP	36,495	USD	50,212	07/16/2025	114,599
HSBC Bank USA	GBP	18,855	USD	25,019	07/16/2025	(863,914)
HSBC Bank USA	KRW	58,014,130	USD	42,771	07/17/2025	(143,223)
HSBC Bank USA	USD	44,724	SGD	57,434	07/17/2025	495,890
HSBC Bank USA	CNH	164,421	USD	23,041	08/07/2025	8,805
HSBC Bank USA	USD	97,976	CNH	700,446	08/07/2025	142,745
HSBC Bank USA	CAD	59,198	USD	43,283	08/28/2025	(313,779)
JPMorgan Chase Bank	GBP	9,250	USD	12,724	07/16/2025	26,426
JPMorgan Chase Bank	USD	16,578	SGD	21,430	07/17/2025	295,092
Morgan Stanley Capital Services, Inc.	EUR	26,226	USD	29,869	07/09/2025	(1,038,417)
Morgan Stanley Capital Services, Inc.	USD	91,573	EUR	79,605	07/09/2025	2,240,608
Morgan Stanley Capital Services, Inc.	USD	11,903	CLP	11,233,560	07/15/2025	155,130
Morgan Stanley Capital Services, Inc.	TRY	2,174,608	USD	53,538	07/17/2025	(410,435)
Standard Chartered Bank	KRW	150,752,545	USD	108,981	07/17/2025	(2,533,310)
Standard Chartered Bank	CNH	415,747	USD	58,070	08/07/2025	(167,736)
Standard Chartered Bank	USD	251,878	AUD	385,364	08/21/2025	2,001,039
Standard Chartered Bank	USD	36,699	JPY	5,270,131	08/27/2025	127,678
State Street Bank & Trust Co.	EUR	73,816	USD	84,166	07/09/2025	(2,825,637)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	29,401	EUR	25,806	07/09/2025	$1,011,189
State Street Bank & Trust Co.	KRW	30,570,654	USD	21,756	07/17/2025	(857,729)
State Street Bank & Trust Co.	USD	24,737	SGD	31,639	07/17/2025	173,603
State Street Bank & Trust Co.	USD	24,903	THB	822,409	07/24/2025	435,978
State Street Bank & Trust Co.	USD	6,769	JPY	972,863	08/27/2025	29,673
State Street Bank & Trust Co.	USD	29,409	CAD	40,246	08/28/2025	230,211
State Street Bank & Trust Co.	USD	21,600	NOK	217,507	09/04/2025	(12,613)
UBS	EUR	16,007	USD	18,075	07/09/2025	(789,106)
UBS	USD	275,890	CHF	225,778	07/09/2025	8,910,638
UBS	USD	66,691	EUR	57,817	07/09/2025	1,445,694
UBS	GBP	17,574	USD	23,885	07/16/2025	(239,726)
UBS	PLN	255,179	USD	68,157	07/18/2025	(2,613,717)

						$(21,734,921)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $212,243,187 or 2.4% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,587,335,271 and gross unrealized depreciation of investments was $(122,641,691), resulting in net unrealized appreciation of $2,464,693,580.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
PJSC – Public Joint Stock Company
REG – Registered Shares

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

13.2%	United Kingdom
12.6%	Japan
9.8%	China
7.6%	Italy
7.3%	South Korea
5.1%	Spain
4.7%	United States
4.7%	Taiwan
4.6%	Canada
4.2%	Germany
3.2%	France
2.3%	Hong Kong
2.3%	Austria
16.9%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Australia, Brazil, Chile, Denmark, India, Israel, Netherlands, Poland, Saudi Arabia, Singapore, Sweden, Switzerland, Turkey and United Arab Emirates.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$2,276,955,168	$—	$2,276,955,168
Industrials	356,580,198	1,518,848,137	—	1,875,428,335
Information Technology	101,050,977	863,146,731	—	964,197,708

Investments in Securities:	Level 1	Level 2		Level 3	Total
Communication Services	$100,054,752	$678,058,222		$—	$778,112,974
Consumer Discretionary	52,971,546	724,552,862		—	777,524,408
Health Care	—	643,977,578		—	643,977,578
Utilities	—	397,188,644		—	397,188,644
Consumer Staples	109,691,415	264,567,617		—	374,259,032
Energy	64,831,746	298,382,649		—	363,214,395
Real Estate	—	198,893,762		—	198,893,762
Materials	78,140,160	37,131,151		—	115,271,311
Short-Term Investments	137,034,133	—		—	137,034,133

Total Investments in Securities	1,000,354,927	7,901,702,521	(a)	—	8,902,057,448
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	33,179,973		—	33,179,973
Liabilities:
Forward Currency Exchange Contracts	—	(54,914,894)		—	(54,914,894)

Total	$1,000,354,927	$7,879,967,600		$—	$8,880,322,527

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$108,507	$1,832,001	$1,803,474	$137,034	$2,952